Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of internal credit grades [line items]
ECL allowance	$ 23
Residential mortgages	207,749	$ 207,271
Business and government loans	109,555	97,766
Customers' liability under acceptances	$ 10,265	$ 8,824
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans either fully or partially collateralized	89.00%
Residential mortgages	$ 677
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	12
Business and government loans	16,424
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	10,265
Other assets [member] | Financial instruments credit-impaired [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	$ 14